CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands, $ in Thousands	Total shareholders' equity HKD ($)	Ordinary shares Class A Ordinary Shares [Member] HKD ($) shares	Ordinary shares Class B Ordinary Shares [Member] HKD ($) shares	Treasury stock purchases HKD ($) shares	Additional paid in capital HKD ($)	Accumulated other comprehensive (loss)/income HKD ($)	Retained earnings HKD ($)	Noncontrolling Interest HKD ($)	Class A Ordinary Shares [Member] HKD ($) shares	Class A Ordinary Shares [Member] USD ($) shares	HKD ($) shares	USD ($) shares
Beginning balances at Dec. 31, 2020		$ 47	$ 38		$ 6,960,369	$ 4,974	$ 1,342,262				$ 8,307,690
Beginning balance (in shares) at Dec. 31, 2020 | shares		590,139,760	494,552,051
Profit for the year							2,810,210				2,810,210
Net income											2,810,210
Share-based compensation					98,913						98,913
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")					19,957						19,957
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		6,805,264							5,875,592	5,875,592
Issuance of ordinary shares		$ 7			10,856,517						10,856,524
Issuance of ordinary shares (in shares) | shares		87,400,000
Treasury stock purchases				$ (1,178,755)					$ (1,178,800)	$ (151,200)	(1,178,755)
Treasury stock purchases (in shares) | shares				(29,462,760)					29,462,760	29,462,760
Exercise of Pre-funded warrants		$ 4			(4)
Exercise of Pre-funded warrants (in shares) | shares		53,599,890
Foreign currency translation adjustment, net of tax						71,020					71,020
Ending balances at Dec. 31, 2021		$ 58	$ 38		17,935,752	75,994	4,152,472				20,985,559
Ending balance at Dec. 31, 2021	$ 20,985,559	$ 58	$ 38		17,935,752	75,994	4,152,472				20,985,559
Ending balance (in shares) at Dec. 31, 2021 | shares		737,944,914	494,552,051
Ending balance, Treasury stock at Dec. 31, 2021				$ (1,178,755)
Ending balance, Treasury stock (in shares) at Dec. 31, 2021 | shares				(29,462,760)
Profit for the year											2,926,944
Net income	2,926,944						2,926,944	$ (51)			2,926,893
Share-based compensation	204,529				204,529						204,529
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")	14,162	$ 1			14,161						14,162
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		6,107,088							2,968,984	2,968,984
Surrendered and cancellation of Class A ordinary shares (in shares) | shares		(6)
Share conversion from Class B to Class A		$ 9	$ (9)
Share conversion from Class B to Class A (in shares) | shares		114,000,000	(114,000,000)
Treasury stock purchases	(3,145,810)			$ (3,145,810)					$ (4,324,600)	$ (553,200)	(3,145,810)
Treasury stock purchases (in shares) | shares				(91,900,648)					121,363,408	121,363,408
Foreign currency translation adjustment, net of tax	(123,840)					(123,840)		18			(123,822)
Acquisition of a subsidiary								268			268
Ending balances at Dec. 31, 2022											20,861,544
Ending balance at Dec. 31, 2022	20,861,544	$ 68	$ 29		18,154,442	(47,846)	7,079,416	235			$ 20,861,779
Ending balance (in shares) at Dec. 31, 2022 | shares		858,051,996	380,552,051
Ending balance, Treasury stock at Dec. 31, 2022				$ (4,324,565)
Ending balance, Treasury stock (in shares) at Dec. 31, 2022 | shares				(121,363,408)							121,363,408	121,363,408
Profit for the year											$ 4,281,474	$ 548,140
Net income	4,281,474						4,281,474	(2,525)			4,278,949	547,817
Share-based compensation	290,831				290,831						290,831
Shares issued upon exercise of employee share options/ restricted share units ("RSUs")	11,166	$ 1			11,165						11,166
Shares issued upon exercise of employee share options/ restricted share units ("RSUs") (in shares) | shares		8,244,200							2,560,304	2,560,304
Share conversion from Class B to Class A		$ 2	$ (2)
Share conversion from Class B to Class A (in shares) | shares		25,000,000	(25,000,000)
Treasury stock purchases	(874,692)			$ (874,692)					$ (5,199,300)	$ (664,800)	(874,692)
Treasury stock purchases (in shares) | shares				(23,134,984)					144,498,392	144,498,392
Foreign currency translation adjustment, net of tax	(1,587)					(1,587)					(1,587)
Capital injections from non-controlling interest								5,285			5,285
Ending balances at Dec. 31, 2023											24,568,736	3,145,442
Ending balance at Dec. 31, 2023	$ 24,568,736	$ 71	$ 27			$ (49,433)	$ 11,360,890	$ 2,995			$ 24,571,731	$ 3,145,825
Ending balance (in shares) at Dec. 31, 2023 | shares		891,296,196	355,552,051	(144,498,392)
Ending balance, Treasury stock at Dec. 31, 2023					$ 18,456,438
Ending balance, Treasury stock (in shares) at Dec. 31, 2023 | shares				(5,199,257,000)							144,498,392	144,498,392